Index

Pinnacle Series Account of

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

Pinnacle Series Account of

Empower Annuity Insurance Company of America

Financial Statements as of and for the Year Ended December 31, 2022 and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Policy Holders of Pinnacle Series Account and Those Charged with Governance of
Pinnacle Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Pinnacle Series Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 3, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more separate accounts of Empower Annuity Insurance Company of America since 2021.

Birmingham, Alabama
April 18, 2023

Appendix A

The investment divisions that comprise Pinnacle Series Account were audited according to varying periods as defined in the table below:

Investment Division	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Empower Government Money Market Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower S&P 500® Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower U.S. Government Securities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

PINNACLE SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Government Money Market Fund	Empower S&P 500® Index Fund	Empower U.S. Government Securities Fund

ASSETS:
Investments at fair value (1)	$20,543	$1,030,307	$83,820
Receivable dividends and other	4	-	-
Total assets	20,547	1,030,307	83,820

NET ASSETS	$20,547	$1,030,307	$83,820

Fair value per share (NAV)	$1.00	$25.61	$10.71
Shares outstanding in the Separate Account	20,543	40,231	7,826

(1) Investments in mutual fund shares, at cost	$20,543	$860,839	$93,642

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

See accompanying notes to financial statements.

PINNACLE SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Government Money Market Fund	Empower S&P 500® Index Fund	Empower U.S. Government Securities Fund

INVESTMENT INCOME:
Dividend income	$249	$4,025	$1,231

TOTAL INVESTMENT INCOME	249	4,025	1,231

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	1,023	(74)
Capital gain distributions	-	8,749	-

Net realized gain (loss) on investments	-	9,772	(74)

Change in net unrealized appreciation (depreciation) on investments	-	(249,764)	(12,797)

Net realized and unrealized gain (loss) on investments	-	(239,992)	(12,871)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$249	$(235,967)	$(11,640)

Note: Totals may not appear to foot/crossfoot due to rounding.

See accompanying notes to financial statements.

PINNACLE SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Government Money Market Fund	Empower S&P 500® Index Fund	Empower U.S. Government Securities Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$249	$4,025	$1,231
Net realized gain (loss) on investments	-	9,772	(74)
Change in net unrealized appreciation (depreciation) on investments	-	(249,764)	(12,797)

Net increase (decrease) in net assets resulting from operations	249	(235,967)	(11,640)

POLICY TRANSACTIONS:
Policy maintenance charges	(508)	(9,445)	(1,627)

Increase (decrease) in net assets resulting from Policy transactions	(508)	(9,445)	(1,627)

Total increase (decrease) in net assets	(259)	(245,412)	(13,267)

NET ASSETS:
Beginning of period	20,806	1,275,718	97,087

End of period	$20,547	$1,030,307	$83,820

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-
Units redeemed	(38)	(506)	(72)

Net increase (decrease)	(38)	(506)	(72)

Note: Totals may not appear to foot/crossfoot due to rounding.

See accompanying notes to financial statements.

PINNACLE SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Great-West Government Money Market Fund	Great-West S&P 500® Index Fund	Great-West U.S. Government Securities Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$13	$4,479	$644
Net realized gain (loss) on investments	-	82,895	1,564
Change in net unrealized appreciation (depreciation) on investments	-	213,097	(4,364)

Net increase (decrease) in net assets resulting from operations	13	300,471	(2,156)

POLICY TRANSACTIONS:
Policy maintenance charges	(6,828)	(11,136)	(1,656)
Transfers for contract benefits and terminations	(262,149)	-	-
Net transfers (to) from the Company and/or Subaccounts	139,674	(139,674)	-

Increase (decrease) in net assets resulting from Policy transactions	(129,303)	(150,810)	(1,656)

Total increase (decrease) in net assets	(129,290)	149,661	(3,812)

NET ASSETS:
Beginning of period	150,096	1,126,057	100,900

End of period	$20,806	$1,275,718	$97,087

CHANGES IN UNITS OUTSTANDING:
Units issued	10,332	-	-
Units redeemed	(19,897)	(7,884)	(68)

Net increase (decrease)	(9,565)	(7,884)	(68)

Note: Totals may not appear to foot/crossfoot due to rounding.

See accompanying notes to financial statements.

PINNACLE SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Pinnacle Series Account (the Separate Account), a variable life separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Separate Account product, a single premium variable life policy, is no longer being sold and is also closed to additional premium payments from existing policyholders. The Separate Account consists of three investment divisions (Subaccounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Subaccounts of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the separate Account’s assets applicable to the reserves and other policy liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Policies are allocated to the subaccounts in accordance with policy owner instructions and are recorded as proceeds from units sold in the statements of changes in net assets. Such amounts are used to provide account funds to pay policy values under the Policies. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The preparation of financial statements and financial highlights of each of the Subaccounts in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946).

For the years ended December 31, 2022 and 2021, the Separate Account was invested in up to 3 Subaccounts, as follows:

Empower Government Money Market Fund(a)

Empower S&P 500® Index Fund(a)

Empower U.S. Government Securities Funds(a)

(a) See Subaccount Changes table below

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

Subaccount Changes:

During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Government Money Market	Empower Government Money Market	August 1, 2022
Great-West S&P 500® Index	Empower S&P 500® Index	August 1, 2022
Great-West U.S. Government Securities	Empower U.S. Government Securities	August 1, 2022

The following is a summary of the significant accounting policies of the Separate Account.

Security Valuation

Mutual fund investments held by the Subaccounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2022, the only investments of each of the Subaccounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Subaccount for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Receivable Dividends and Other

Receivable dividends and other include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Federal Income Taxes

The operations of each of the Subaccounts of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Subaccounts of the Separate Account. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Net Transfers

Net transfers include transfers between Subaccounts of the Separate Account as well as transfers between other investment options of the Company, not included in the Separate Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
Empower Government Money Market Fund	$245	$508
Empower S&P 500® Index Fund	12,774	9,445
Empower U.S. Government Securities Fund	1,231	1,627

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Deductions for Assumption of Mortality and Expense Risks

The company converts the mortality and expense risk charge into a daily rate by dividing the annual rate by 365. The mortality and expense risk charge will be determined by us from time to time based on our expectations of future interest, mortality experience, persistency, expenses and taxes, but will not exceed 0.90% annually. Currently, the charge is 0.50% for Policy Years 1 through 20 and 0.10% thereafter. On surrender and payment of death benefit, we will deduct the pro-rata portion of mortality and expense risk charge that has accrued. These charges are recognized as Policy Maintenance Charges the Statements of Changes in Net Assets.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Deductions for Transfer Charges

The Company deducts a transfer charge of $25 from a participant’s account for each transfer between Subaccounts, with the exception of the first six transfers in each policy year. This charge is recorded as Policy Maintenance Charges on the Statements of Changes in Net Assets of the applicable Subaccounts.

Related Party Transactions

Empower Funds, Inc., funds of which are underlying certain Subaccounts, is a registered investment company affiliated with the Company. Empower Capital Management, LLC (ECM), a wholly owned subsidiary of the Company, serves as investment adviser to Empower Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Empower Funds, Inc. to compensate ECM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Subaccount, the units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statements of Assets and Liabilities due to rounding.

The Expense Ratio represents the annualized policy expenses of the respective Subaccounts of the Separate Account, consisting of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units.

The total returns are calculated for each 12-month period indicated and are not annualized for periods less than one year.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio	Expense Ratio	Total Return

Empower Government Money Market Fund
2022	2	$13.68	$21	1.21%	0.00%	1.18%
2021	2	$13.52	$21	0.01%	0.00%	0.00%
2020	11	$13.52	$150	0.32%	0.00%	0.28%
2019	12	$13.48	$161	1.76%	0.00%	1.76%
2018	17	$13.25	$219	1.37%	0.00%	1.39%

Empower S&P 500® Index Fund
2022	59	$17.34	$1,030	0.37%	0.00%	(18.55)%
2021	60	$21.29	$1,276	0.37%	0.00%	28.18%
2020	68	$16.61	$1,126	0.79%	0.00%	17.77%
2019	76	$14.10	$1,066	0.68%	0.00%	30.83%
2018	90	$10.78	$970	0.69%	0.00%	(4.89)%

Empower U.S. Government Securities Fund
2022	4	$21.40	$84	1.39%	0.00%	(12.07)%
2021	4	$24.34	$97	0.65%	0.00%	(2.16)%
2020	4	$24.88	$101	0.92%	0.00%	5.87%
2019	4	$23.50	$97	1.30%	0.00%	6.12%
2018	25	$22.14	$547	1.84%	0.00%	0.46%

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.